Cover	Dec. 14, 2023
Cover [Abstract]
Entity Registrant Name	F&M Bank Corp.
Entity Central Index Key	0000740806
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Dec. 14, 2023
Entity File Number	000-13273
Entity Incorporation State Country Code	VA
Entity Tax Identification Number	54-1280811
Entity Address Address Line 1	P.O. Box 1111
Entity Address City Or Town	Timberville
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22853
City Area Code	540
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	896-8941
Amendment Description	F & M Bank Corp. (the “Company”) is filing Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend its Current Report on Form 8-K dated December 14, 2023, as filed with the Securities and Exchange Commission (the “SEC”) on December 14, 2023 (the “Original Filing”), to file Exhibit 99.1, which was inadvertently omitted. Except as described above, no other changes have been made to the Original Filing. This Amendment should be read in conjunction with the Company Original Filing with the SEC.